Reserves - Changes in the Unrealized Fair Value of Available-for-sale Investments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Changes in unrealized fair value of available-for-sale investments, beginning balance	₩ (153,359)	₩ (359,283)
Changes in unrealized fair value of equity investments	37,068	201,144
Reclassification upon disposal	20,729	1,667
Others	(8,281)	3,113
Changes in unrealized fair value of available-for-sale investments, ending balance	₩ (103,843)	₩ (153,359)